Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0002024656
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42715
Entity Registrant Name	Kandal M Venture Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Padachi Village
Entity Address, Address Line Two	Prek Ho Commune
Entity Address, City or Town	Takhmao Town
Entity Address, Country	KH
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	FMFC
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Description	This Amendment No. 1 on Form 20-F/A (“Amendment No. 1”) amends the Annual Report on Form 20-F of Kandal M Venture Limited (“KMV,” “we,” or the “Company”) for the fiscal year ended March 31, 2025, filed with the Securities and Exchange Commission on July 30, 2025 (the “Original Form 20-F”). Unless otherwise indicated or unless the context otherwise requires, all references herein to this Annual Report on Form 20-F, this Form 20-F, this Annual Report and similar names refer to the Original Form 20-F, as amended by this Amendment No. 1.This Amendment No. 1 is being filed in response to comments received from the Staff of the Securities and Exchange Commission (the “SEC”) in letters dated January 21, 2026, requesting that the Company amend its Form 20-F to disclose its conclusion regarding the effectiveness of its disclosure controls and procedures as of March 31, 2025, as required by Item 15(a) of Form 20-F and include the language required by Instruction 1 of the Instructions to Item 15 of Form 20-F.Accordingly, this Amendment No. 1 solely amends section headed “Part II - Item 15. Controls and Procedures – Disclosure Control and Procedures” of the Original Form 20-F. In connection with this amendment, the Company is also including currently dated certifications from its Chief Executive Officer and Chief Financial Officer as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002. These certifications are filed as Exhibits 12.1, 12.2, 13.1 and 13.2 to this Amendment No. 1.This Amendment No. 1 does not reflect any changes to the consolidated financial statements included in the Original Form 20-F, nor does it amend, update or modify any other information or disclosures contained therein. Except as expressly set forth herein, this Amendment No. 1 speaks as of the date of the filing of the Original Form 20-F.
Amendment Flag	true
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Class A ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	13,000,000
Class B ordinary shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,000,000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Padachi Village
Entity Address, Address Line Two	Prek Ho Commune
Entity Address, City or Town	Takhmao Town
Entity Address, Country	KH
City Area Code	+855
Local Phone Number	23425205
Contact Personnel Name	Lim Ngee Woon
Entity Address, Postal Zip Code	00000